Party-in-Interest Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 003 | Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, Dividends received	$ 941,542	$ 933,889